BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about biological assets [line items]
Schedule of the continuity of biological assets

	December 31,	December 31,
	2020	2019
Balance, at beginning of the year	$2,935,144	$–
Acquired through combinations and acquisitions [Notes 1 & 4]	–	3,760,158
Changes in fair value less costs to sell due to biological transformation	48,690,657	10,108,105
Production costs capitalized	8,936,001	3,542,005
Transferred to inventory upon harvest	(48,491,951)	(14,475,124)
Balance, at end of the year	$12,069,851	$2,935,144

Biological Assets
Disclosure of detailed information about biological assets [line items]
Schedule of significant unobservable assumptions and sensitivity analysis on the fair value of biological assets

	Weighted average input			Effect on fair value
	December 31,	December 31,		December 31,	December 31,
Significant inputs or assumptions	2020	2019	Sensitivity	2020	2019
Wholesale selling price of dry cannabis	$5.05	$5.00	Increase or decrease of 5%	$703,898	$209,858
Average yield per plant	191 Grams	233 Grams	Increase or decrease of 5%	666,417	157,663